FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Amortization of Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 5,600	$ 9,700	$ 7,700
Amortization of Lease Incentives [Abstract]
2020	2,573
2021	3,221
2022	2,821
2023	1,614
2024	736
Thereafter	303
Future amortization of lease incentives	$ 11,268